RiverPark Large Growth Fund June 30, 2025 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 96.2%**
Communication Services – 19.7%
Alphabet, Cl A	6,637	$1,170
Alphabet, Cl C	6,558	1,163
Meta Platforms, Cl A	3,555	2,624
Netflix *	1,438	1,926
Pinterest, Cl A *	27,662	992
Snap, Cl A *	47,916	416
Walt Disney	11,275	1,398
		9,689
Consumer Discretionary – 12.9%
Amazon.com *	12,595	2,763
Booking Holdings	233	1,349
McDonald's	1,411	413
NIKE, Cl B	12,401	881
Starbucks	10,403	953
		6,359
Consumer Staples – 3.1%
Costco Wholesale	1,133	1,122
PepsiCo	2,889	381
		1,503
Financials – 12.3%
Blackstone	7,572	1,133
Charles Schwab	14,353	1,309
KKR	9,342	1,243
Mastercard, Cl A	2,192	1,232
Visa, Cl A	3,209	1,139
		6,056
Health Care – 8.9%
Eli Lilly	2,578	2,010
Intuitive Surgical *	2,016	1,095
UnitedHealth Group	2,264	706
Zoetis, Cl A	3,693	576
		4,387
Industrials – 4.1%
Lockheed Martin	853	395
Uber Technologies *	17,137	1,599
		1,994
Information Technology – 35.2%
Adobe *	1,825	706
Apple	12,788	2,624
Applied Materials	4,524	828
Autodesk *	2,695	834
Datadog, Cl A *	6,426	863
Intuit	1,203	948
Description	Shares	Value (000)
Microsoft	6,649	$3,307
NVIDIA	21,394	3,380
ServiceNow *	1,144	1,176
Shopify, Cl A *	13,815	1,594
Taiwan Semiconductor Manufacturing ADR	4,679	1,060
		17,320
Total Common Stock
(Cost $22,817) (000)		47,308

Total Investments — 96.2%
(Cost $22,817) (000)		$47,308

Percentages are based on Net Assets of $49,175 (000).
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

RPF-QH-001-2900

Wedgewood Fund

June 30, 2025 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 94.3%
Communication Services – 16.2%
Alphabet, Cl A	11,592	$2,043
Meta Platforms, Cl A	3,883	2,866
		4,909
Consumer Discretionary – 14.7%
Booking Holdings	261	1,511
O'Reilly Automotive *	10,650	960
Pool	1,796	523
Tractor Supply	27,395	1,446
		4,440
Financials – 14.9%
PayPal Holdings *	26,857	1,996
S&P Global	1,895	999
Visa, Cl A	4,219	1,498
		4,493
Health Care – 6.2%
Edwards Lifesciences *	10,167	796
Zoetis, Cl A	7,035	1,097
		1,893
Industrials – 10.9%
Copart *	28,167	1,382
Old Dominion Freight Line	4,880	792
United Rentals	1,476	1,112
		3,286
Information Technology – 31.4%
Apple	9,314	1,911
CDW	6,729	1,202
Microsoft	4,367	2,172
Motorola Solutions	3,216	1,352
Taiwan Semiconductor Manufacturing ADR	12,592	2,852
		9,489
Total Common Stock
(Cost $15,964) (000)		28,510

Total Investments — 94.3%
(Cost $15,964) (000)		$28,510

Percentages are based on Net Assets of $30,226 (000).
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

RPF-QH-001-2900

RiverPark Short Term High Yield Fund June 30, 2025 (Unaudited)

Description	Face Amount (000)‡	Value (000)
Schedule of Investments
Corporate Obligations — 68.8%
Communication Services – 12.3%
CCO Holdings
5.500%, 05/01/26 (a)	4,000	$4,001
Consolidated Communications
6.500%, 10/01/28 (a)	17,835	18,193
5.000%, 10/01/28 (a)	29,579	29,910
Getty Images
9.750%, 03/01/27 (a)	19,570	19,194
Live Nation Entertainment
5.625%, 03/15/26 (a)	7,240	7,247
TEGNA
4.750%, 03/15/26 (a)	13,169	13,156
		91,701
Consumer Discretionary – 12.0%
Dana
5.625%, 06/15/28	11,000	11,072
5.375%, 11/15/27	1,000	1,004
Ford Motor Credit
4.134%, 08/04/25	3,782	3,778
General Motors Financial
6.050%, 10/10/25	14,612	14,660
Graham Holdings
5.750%, 06/01/26 (a)	7,533	7,541
Jaguar Land Rover Automotive
7.750%, 10/15/25 (a)	4,003	4,009
Prime Security Services Borrower
5.750%, 04/15/26 (a)	14,750	14,841
Six Flags Entertainment
7.000%, 07/01/25 (a)	8,504	8,504
Sizzling Platter
8.500%, 11/28/25 (a)	24,254	24,266
		89,675
Energy – 12.0%
Golar LNG
7.000%, 10/20/25 (a)	23,075	23,189
Northriver Midstream Finance
5.625%, 02/15/26 (a)	896	895
OKEA
9.125%, 09/14/26	9,700	10,136
Targa Resources Partners
6.500%, 07/15/27	4,961	4,964
Tidewater
10.375%, 07/03/28 (a)	22,600	23,956
8.500%, 11/16/26	23,101	23,690
Description	Face Amount (000)‡	Value (000)
W&T Offshore
11.750%, 02/01/26 (a)	2,900	$2,938
		89,768
Financials – 3.7%
AssuredPartners
5.625%, 01/15/29 (a)	18,340	18,299
Comerica
5.625%, H15T5Y + 5.291%, 10/01/73 (b)	3,495	3,495
New Residential Investment
6.250%, 10/15/25 (a)	5,824	5,849
		27,643
Health Care – 2.3%
Cannabist Holdings
9.250%, 12/31/28	8,000	4,720
Encompass Health
5.750%, 09/15/25	12,532	12,530
		17,250
Industrials – 21.6%
Hawaiian Airlines Pass-Through Certificates, Ser 2013-1, Cl A
3.900%, 01/15/26	15,990	15,691
Icahn Enterprises
6.250%, 05/15/26	20,110	19,984
Latam Airlines Group
13.375%, 10/15/29 (a)	42,250	47,366
Matthews International
8.625%, 10/01/27 (a)	10,869	11,315
SS&C Technologies
5.500%, 09/30/27 (a)	11,456	11,458
TK Elevator Holdco GmbH
7.625%, 07/15/28 (a)	18,562	18,595
Triumph Group
9.000%, 03/15/28 (a)	21,000	21,959
WASH Multifamily Acquisition
5.750%, 04/15/26 (a)	15,017	14,974
		161,342
Information Technology – 3.4%
International Game Technology
4.125%, 04/15/26 (a)	18,500	18,501
Western Digital
4.750%, 02/15/26	6,608	6,598
		25,099

RiverPark Short Term High Yield Fund June 30, 2025 (Unaudited)

Description	Face Amount (000)‡	Value (000)
Materials – 1.5%
New Gold
7.500%, 07/15/27 (a)	10,706	$10,748

Total Corporate Obligations
(Cost $517,240) (000)		513,226

Commercial Paper — 15.9%
Consumer Discretionary – 5.3%
Bacardi BV
4.860%, 07/10/25 (c)	14,502	14,482
Genuine
4.674%, 08/12/25 (c)	15,000	14,917
Penske
4.652%, 08/08/25 (c)	10,000	9,949
		39,348
Financials – 2.1%
Crown Castle
5.060%, 07/24/25 (c)	8,000	7,973
5.058%, 07/22/25 (c)	8,000	7,976
		15,949
Health Care – 3.9%
CVS Health
4.910%, 07/08/25 (c)	14,310	14,295
HCA
4.982%, 08/06/25 (c)	15,100	15,023
		29,318
Industrials – 2.0%
Parker-Hannifin
4.568%, 08/04/25 (c)	15,000	14,932

Information Technology – 2.6%
Jabil
4.875%, 07/09/25 (c)	19,000	18,976

Total Commercial Paper
(Cost $118,542) (000)		118,523

Bank Loan Obligations — 5.2%
Business & Equipment Services – 0.9%
Everi Holdings Inc., Term B Loan
6.884%, 08/03/28 (b) (d)	7,009	7,011
Electronics/Electrical – 2.0%
Informatica LLC, Term B Loan
6.577%, 10/27/28 (b) (d)	15,000	15,051

Description	Face Amount (000)‡/Shares	Value (000)
Publishing – 2.3%
Dun & Bradstreet Corp, 2022 Incremental Term B-2 Loan
6.572%, 01/18/29 (b)	16,919	$16,905

Total Bank Loan Obligations
(Cost $38,970) (000)		38,967

Convertible Bonds — 4.9%
Communication Services – 0.8%
Magnite
0.250%, 03/15/26	6,000	5,800

Consumer Discretionary – 2.0%
Airbnb
–%, 03/15/26 (e)	15,000	14,497

Industrials – 2.1%
American Airlines Group
6.500%, 07/01/25	15,709	15,723

Total Convertible Bonds
(Cost $35,960) (000)		36,020

Preferred Stock — 1.7%
Financials – 1.7%
Priority Income Fund
6.125%	15,290	382
UMB Financial
7.000%(b)	12,866	321
Wintrust Financial
6.875%(b)	53,465	1,357
6.500%(b)	423,564	10,742
		12,802
Total Preferred Stock
(Cost $12,795) (000)		12,802

Special Purpose Acquisition Companies — 0.5%
Common Stock– 0.5%
Diversified Financials – 0.5%
IB Acquisition *	164,448	1,722
JVSPAC Acquisition, Cl A *	193,508	2,109

RiverPark Short Term High Yield Fund June 30, 2025 (Unaudited)

Description	Shares	Value (000)
Plum Acquisition Corp III, Founder Shares * (f)	45,106	$2
		3,833
Total Special Purpose Acquisition Companies
(Cost $3,777) (000)		3,833

Common Stock — 0.0%
Health Care – 0.0%
Cannabist Holdings (restricted through 05/29/26)	1,885,688	—
Cannabist Holdings (restricted through 11/29/25)	1,885,688	—
Verano Holdings *	92,251	46
		46
Total Common Stock
(Cost $–) (000)		46

Total Investments — 97.0%
(Cost $727,284) (000)		$723,417

Percentages are based on Net Assets of $745,638 (000).
‡	In U.S. Dollar unless otherwise indicated.
*	Non-income producing security.
(a)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2025, these securities amounted to $380,903 (000) or 51.1% of Net Assets.
(b)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(c)	The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(d)	Unsettled bank loan. Interest rate may not be available.
(e)	Zero coupon security.
(f)	Level 3 security in accordance with fair value hierarchy. As of June 30, 2025, the total amount of Level 3 securities held by the Fund was $2 (000).

Cl — Class

H15T5Y — U.S. Treasury Yield Curve Rate Treasury Note Constant Maturity Five Year

Ser — Series

Amounts designated as “—” are $0 or have been rounded to $0.

RPF-QH-001-2900

RiverPark Long/Short Opportunity Fund June 30, 2025 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 92.4%**
Communication Services – 17.7%
Alphabet, Cl A	4,223	$744
Alphabet, Cl C	4,148	736
Meta Platforms, Cl A	2,071	1,528
Netflix *	909	1,217
Pinterest, Cl A *	21,055	755
Snap, Cl A *	45,049	392
Walt Disney	8,773	1,088
		6,460
Consumer Discretionary – 11.4%
Amazon.com *	6,882	1,510
Booking Holdings	170	984
McDonald's	1,315	384
NIKE, Cl B	8,556	608
Starbucks	7,591	696
		4,182
Consumer Staples – 2.9%
Costco Wholesale	764	756
PepsiCo	2,204	291
		1,047
Financials – 12.4%
Blackstone	5,948	890
Charles Schwab	10,890	993
KKR	6,936	923
Mastercard, Cl A	1,545	868
Visa, Cl A	2,476	879
		4,553
Health Care – 8.3%
Eli Lilly	1,498	1,168
Intuitive Surgical *	1,631	886
UnitedHealth Group	1,856	579
Zoetis, Cl A	2,670	417
		3,050
Industrials – 4.8%
Lockheed Martin	730	338
Lyft, Cl A *	16,331	257
Uber Technologies *	12,321	1,150
		1,745
Information Technology – 34.9%
Adobe *	1,152	446
Apple	10,691	2,193
Applied Materials	3,389	621
Autodesk *	2,004	620
Datadog, Cl A *	4,140	556
Description	Shares	Value (000)
Intuit	827	$651
Microsoft	5,026	2,500
NVIDIA	16,010	2,529
ServiceNow *	800	823
Shopify, Cl A *	9,666	1,115
Taiwan Semiconductor Manufacturing ADR	3,112	705
		12,759
Total Common Stock
(Cost $17,002) (000)		33,796

Total Investments — 92.4%
(Cost $17,002) (000)		$33,796

RiverPark Long/Short Opportunity Fund June 30, 2025 (Unaudited)

A list of open swap agreements held by the Fund at June 30, 2025 was as follows:

Short Exposure
Company Reference	Counterparty	Fund Receives	Fund Pays	Payment Frequency[1]	Maturity Date	Notional Amount (000)	Value (000)	Net Unrealized Apprecation/ (Depreciation) (000)†
Aramark	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/21/2026	$(253)	$(315)	$(62)
Ares Management, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	06/23/2026	(186)	(192)	(6)
Block, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/24/2026	(21)	(18)	3
Capital One Financial Corp	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	05/12/2026	(236)	(297)	(61)
Crowdstrike Holdings	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/26/2026	(194)	(247)	(53)
Doordash, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	07/17/2026	(259)	(287)	(28)
Duolingo	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/28/2026	(203)	(254)	(51)
Expedia Group	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	08/19/2025	(293)	(349)	(56)
Expeditors International Of Washington	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/14/2026	(225)	(219)	6
Fastenal Company	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/14/2026	(279)	(301)	(22)
Fidelity National Information Services	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/28/2026	(271)	(294)	(23)
Industrial Select Sector SPDR	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	06/15/2026	(1,132)	(1,188)	(56)
Invesco QQQ Trust ETF	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	05/05/2026	(386)	(462)	(76)
iShares MSCI Eurozone ETF	Goldman Sachs International	USD-SOFR	-1.02%	Maturity	09/08/2025	(625)	(778)	(153)
Kimberly-Clark	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/14/2026	(177)	(162)	15
Match Group	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	07/17/2026	(226)	(226)	-
Palantir Technologies	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	05/12/2026	(99)	(153)	(54)
Planet Fitness, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	08/12/2025	(259)	(337)	(78)
Ringcentral	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/24/2026	(62)	(59)	3
Snowflake, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/26/2026	(205)	(285)	(80)
SPDR S&P Homebuilders ETF	Goldman Sachs International	USD-SOFR	-0.71%	Maturity	09/16/2025	(568)	(496)	72
Synchrony Financial	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	05/12/2026	(221)	(301)	(80)
Texas Roadhouse	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/14/2026	(276)	(305)	(29)
						$(6,656)	$(7,525)	$(869)

1	The payment frequency is the maturity date of each swap contract or the settlement date of a closing transaction, whichever comes first.
†	Inclusive of accrued dividends and interest related to Total Return Swaps.

Percentages are based on Net Assets of $36,575 (000).
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange Traded Fund
MSCI — Morgan Stanley Capital International
SOFR — Secured Overnight Financing Rate
SPDR — Standard & Poor’s Depository Receipt
S&P — Standard & Poor’s
USD — United States Dollar

RPF-QH-001-2900

RiverPark Floating Rate CMBS Fund June 30, 2025 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Commercial Mortgage-Backed Securities — 99.3%
Non-Agency Mortgage-Backed Obligations – 99.3%
ARES Commercial Mortgage Trust, Ser 2024-IND, Cl B
6.353%, TSFR1M + 2.041%, 07/15/41 (a) (b)	2,000	$2,004
ARES Commercial Mortgage Trust, Ser 2024-IND2, Cl C
6.304%, TSFR1M + 1.992%, 10/15/34 (a) (b)	2,000	2,001
BLP Commercial Mortgage Trust, Ser 2024-IND2, Cl A
5.654%, TSFR1M + 1.342%, 03/15/41 (a) (b)	949	950
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl F
6.826%, TSFR1M + 2.514%, 09/15/36 (a) (b)	484	482
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl F
6.671%, TSFR1M + 2.359%, 10/15/38 (a) (b)	2,100	2,101
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl E
6.227%, TSFR1M + 1.914%, 06/15/38 (a) (b)	877	877
BX Commercial Mortgage Trust, Ser 2021-CIP, Cl D
6.098%, TSFR1M + 1.785%, 12/15/38 (a) (b)	1,319	1,319
BX Commercial Mortgage Trust, Ser 2024-MDHS, Cl A
5.953%, TSFR1M + 1.641%, 05/15/41 (a) (b)	1,521	1,523
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl C
5.527%, TSFR1M + 1.214%, 06/15/38 (a) (b)	403	403
BX Commercial Mortgage Trust, Ser 2021-ACNT, Cl A
5.277%, TSFR1M + 0.964%, 11/15/38 (a) (b)	1,252	1,251
BX Trust, Ser 2022-IND, Cl E
8.299%, TSFR1M + 3.987%, 04/15/37 (a) (b)	1,400	1,403
BX Trust, Ser 2022-PSB, Cl A
6.763%, TSFR1M + 2.451%, 08/15/39 (a) (b)	827	826
Description	Face Amount (000)	Value (000)
BX Trust, Ser 2021-MFM1, Cl E
6.677%, TSFR1M + 2.364%, 01/15/34 (a) (b)	700	$700
BX Trust, Ser 2025-LUNR, Cl B
6.162%, TSFR1M + 1.850%, 06/15/40 (a) (b)	2,000	2,002
BX Trust, Ser 2025-DIME, Cl C
6.062%, TSFR1M + 1.750%, 02/15/35 (a) (b)	2,000	1,982
BX Trust, Ser 2024-CNYN, Cl A
5.754%, TSFR1M + 1.442%, 04/15/41 (a) (b)	1,678	1,682
BX Trust, Ser 2021-RISE, Cl A
5.174%, TSFR1M + 0.862%, 11/15/36 (a) (b)	1,691	1,690
Fashion Show Mall, Ser 2024-SHOW, Cl A
5.274%, 10/10/41 (b)	1,000	1,010
ILPT Commercial Mortgage Trust, Ser 2022-LPF2, Cl C
7.805%, TSFR1M + 3.493%, 10/15/39 (a) (b)	2,000	1,988
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2021-MHC, Cl E
7.127%, TSFR1M + 2.814%, 04/15/38 (a) (b)	1,300	1,301
MHC Trust, Ser 2021-MHC2, Cl B
5.527%, TSFR1M + 1.214%, 05/15/38 (a) (b)	1,321	1,321
MHP, Ser 2021-STOR, Cl F
6.627%, TSFR1M + 2.314%, 07/15/38 (a) (b)	1,500	1,498
NXPT Commercial Mortgage Trust, Ser 2024-STOR, Cl C
5.150%, 11/05/41 (b)	800	794
TTAN, Ser 2021-MHC, Cl D
6.177%, TSFR1M + 1.864%, 03/15/38 (a) (b)	1,384	1,386

Total Commercial Mortgage-Backed Securities
(Cost $32,420) (000)		32,494

Total Investments — 99.3%
(Cost $32,420) (000)		$32,494

RiverPark Floating Rate CMBS Fund June 30, 2025 (Unaudited)

Percentages are based on Net Assets of $32,714 (000).
(a)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(b)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2025, these securities amounted to $32,494 (000) or 99.3% of Net Assets.

Cl — Class
Ser — Series
TSFR1M — Term Secured Overnight Finance Rate 1-Month

RPF-QH-001-2900

RiverPark/Next Century Growth Fund June 30, 2025 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 99.5%**
Consumer Discretionary – 10.8%
Dutch Bros, Cl A *	3,541	$242
Global-e Online *	2,785	93
Ollie's Bargain Outlet Holdings *	2,682	354
Universal Technical Institute *	9,150	310
Wingstop	333	112
		1,111
Consumer Staples – 2.5%
Celsius Holdings *	2,273	106
elf Beauty *	1,225	152
		258
Financials – 7.6%
Kinsale Capital Group	557	270
Paymentus Holdings, Cl A *	9,172	300
Pinnacle Financial Partners	942	104
Western Alliance Bancorp	1,337	104
		778
Health Care – 25.5%
Alignment Healthcare *	19,124	268
Alphatec Holdings *	15,307	170
ARS Pharmaceuticals *	5,703	100
Artivion *	8,564	266
CareDx *	7,624	149
GeneDx Holdings, Cl A *	2,021	187
HealthEquity *	2,176	228
iRhythm Technologies *	1,916	295
Penumbra *	829	213
PROCEPT BioRobotics *	1,761	101
TransMedics Group *	963	129
Veracyte *	1,555	42
Vericel *	5,393	229
Waystar Holding *	5,947	243
		2,620
Industrials – 28.3%
ACV Auctions, Cl A *	6,218	101
Astronics *	10,267	344
ExlService Holdings *	6,427	281
FTAI Aviation	1,615	186
Knight-Swift Transportation Holdings, Cl A	2,112	93
Loar Holdings *	1,936	167
MYR Group *	1,248	226
Paylocity Holding *	856	155
RBC Bearings *	945	364
Description	Shares	Value (000)
Saia *	787	$216
Standardaero *	4,648	147
Sterling Infrastructure *	1,668	385
Xometry, Cl A *	7,119	240
		2,905
Information Technology – 22.0%
Agilysys *	988	113
AvePoint *	5,314	103
Blend Labs, Cl A *	13,207	44
Clearwater Analytics Holdings, Cl A *	5,425	119
Coherent *	1,640	146
Credo Technology Group Holding *	1,414	131
CyberArk Software *	343	140
Grid Dynamics Holdings *	4,440	51
Lattice Semiconductor *	3,760	184
MACOM Technology Solutions Holdings *	2,669	382
PAR Technology *	3,184	221
Q2 Holdings *	2,695	252
SERVICETITAN, Cl A *	973	104
SiTime *	322	69
Vertex, Cl A *	5,562	197
		2,256
Materials – 2.8%
Carpenter Technology	1,028	284

Total Common Stock
(Cost $8,339) (000)		10,212

Total Investments — 99.5%
(Cost $8,339) (000)		$10,212

Percentages are based on Net Assets of $10,259 (000).
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.

Cl — Class

RPF-QH-001-2900

RiverPark/Next Century Large Growth Fund June 30, 2025 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 99.2%
Communication Services – 9.1%
Alphabet, Cl A	363	$64
Meta Platforms, Cl A	101	75
Netflix *	83	111
Spotify Technology *	51	39
		289
Consumer Discretionary – 9.8%
Amazon.com *	845	186
Carvana, Cl A *	92	31
Dutch Bros, Cl A *	425	29
Tesla *	205	65
		311
Consumer Staples – 3.3%
Costco Wholesale	104	103

Financials – 12.2%
Goldman Sachs Group	155	110
Kinsale Capital Group	115	56
Mastercard, Cl A	84	47
Progressive	322	86
Toast, Cl A *	669	29
Visa, Cl A	157	56
		384
Health Care – 4.1%
Boston Scientific *	903	97
Intuitive Surgical *	58	31
		128
Industrials – 14.5%
Axon Enterprise *	61	51
Boeing *	533	112
Caterpillar	83	32
Howmet Aerospace	550	102
Quanta Services	128	48
Saia *	118	32
Vertiv Holdings, Cl A	622	80
		457
Information Technology – 46.2%
Apple	1,020	209
AppLovin, Cl A *	137	48
ARM Holdings ADR *	282	46
Atlassian, Cl A *	151	31
Broadcom	417	115
Crowdstrike Holdings, Cl A *	32	16
CyberArk Software *	77	31
Description	Shares	Value (000)
Guidewire Software *	175	$41
Microsoft	649	323
NVIDIA	1,872	296
Salesforce	94	26
ServiceNow *	70	72
Shopify, Cl A *	455	52
Snowflake, Cl A *	513	115
Tyler Technologies *	61	36
		1,457
Total Common Stock
(Cost $2,471) (000)		3,129

Total Investments — 99.2%
(Cost $2,471) (000)		$3,129

Percentages are based on Net Assets of $3,155 (000).
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

RPF-QH-001-2900